Employee Benefit Plans and Similar Obligations - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Repurchase of own shares issued, shares		737,378	411,623
Repurchase of own shares issued, value		$ 550	$ 280
Plan 2016-2019 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2016
Amount charged to expense in relation with share-based plans			21
Plan 2017-2020 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2017
Amount charged to expense in relation with share-based plans		37	98
Plan 2018-2021 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2018
Amount charged to expense in relation with share-based plans	$ 38	127	212
Plan 2019-2022 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2019
Amount charged to expense in relation with share-based plans	$ 168	293	189
Plan 2020-2023 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2020
Amount charged to expense in relation with share-based plans	$ 180	108
Share-based Plans [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Amount charged to expense in relation with share-based plans	$ 342	$ 541	$ 493
Number of shares delivered under plan	1,252,400	769,312	609,910
Plan 2021-2024 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2021
Amount charged to expense in relation with share-based plans	$ 160
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	286	$ 211	$ 133
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 7,082	$ 4,231	$ 3,790